Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Warrants [Abstract]
Schedule of fair value of the outstanding warrants
	December 31,
	2020	2019	2018
Market price per share (USD/share)	$4.15	$3.12	9.04
Exercise price (USD/share)	17.60	17.60	17.60
Risk free rate	0.41%	1.81%	2.60%
Dividend yield	0%	0%	0%
Expected term/Contractual life (years)	5.3	6.3	7.3
Expected volatility	341.88%	279.93%	256.20%

Schedule of reconciliation of the beginning and ending balances of warrants liability
	December 31,
	2020	2019	2018-
Beginning balance	$389,630	$1,129,246	$1,729,111
Warrants issued to Hangzhou Lianluo	-	-	-
Warrants redeemed	-	-	-
Fair value change of the issued warrants included in earnings	129,036	(739,616)	(599,865)
Ending balance	$518,666	$389,630	1,129,246

Schedule of warrants activity
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding as of January 1, 2019	125,000	$17.60
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of December 31, 2019	125,000	$17.60
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of December 31, 2020	125,000	$17.60

Schedule of class A common shares and concurrent private placements of warrants
Amount of Underlying Class A Common Shares	118,750
Exercise price	$5.60
Floor Price	$1.44
Expiration Date	September 2, 2025
Issuance Date	March 2, 2020